Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Schedule of Net Income (Loss) Attributable to Parent and Transfers to and from Noncontrolling Interest [Table Text Block]
Changes in the Company’s ownership interests in our less than 100% owned subsidiaries during the three years ended December 31, 2012 were as follows:

Net Loss Attributable to MDC Partners Inc. and
Transfers (to) from the Noncontrolling Interest

	Year Ended December 31,
	2012	2011	2010
Net Loss attributable to MDC Partners Inc.	$(85,439)	$(84,674)	$(15,440)
Transfers (to) from the noncontrolling interest
Increase (Decrease) in MDC Partners Inc. paid-in capital for purchase of equity interests in excess of Redeemable Noncontrolling Interests	743	(6,328)	(7,761)
Increase in MDC Partners Inc. paid-in capital for purchase of equity interests in excess of noncontrolling interests.	12,410	—	—
Increase (Decrease) in MDC Partners Inc. paid in capital from issuance of equity interests	767	(1,147)	158
Net transfers from (to) noncontrolling interest	$13,920	$(7,475)	$(7,603)
Change from net loss attributable to MDC Partners Inc. and transfers from (to) noncontrolling interest	$(71,519)	$(92,149)	$(23,043)